Putnam
Intermediate
U.S. Government
Income Fund

ANNUAL REPORT
November 30, 1997

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Fund highlights

* Putnam Intermediate U.S. Government Income Fund's performance continues to stand out among its peers. For the 3 years ended December 31, 1997, the fund's class A share total return ranked 4 out of 66 short/intermediate U.S. government funds tracked by Lipper Analytical Services, placing it in the top 6% of this category.*

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

13 Portfolio holdings

14 Financial statements

* Lipper Analytical Services, an independent research organization, ranks funds according to total return performance. Its rankings vary over time and do not reflect the effects of sales charges. The fund's class B shares were ranked 17 out of 66 short/intermediate U.S. government funds for 3-year performance through 12/31/97. The fund's class A, class B, and class M shares were ranked 16, 42, and 17 out of 92 funds, respectively, for 1-year performance. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The sharp decline in global equity markets triggered by the devaluation of certain Southeast Asian currencies in late October was accompanied by dramatic advances in fixed-income markets, as investors around the world abandoned stocks and turned to bonds for safety. The bonds, already overvalued, became even more so, leading many central banks outside the United States to apply coolant in the form of interest-rate increases and increasing demand for U.S. government securities.

This flurry of activity provided a dramatic climax to Putnam Intermediate U.S. Government Income Fund's fiscal year on November 30, 1997. U.S. Treasury bonds seem to have been the major beneficiary of this flight to more solid ground, providing a welcome enhancement to your fund's results. Many other factors played important roles in the fund's positive performance, of course, not the least of which were timely shifts in weightings among the various types of securities in the portfolio.

In the following report, Fund Manager Michael Martino provides the details as well as his views of what may lie ahead as your fund begins its new fiscal year.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
January 21, 1998



Report from the Fund Manager
Michael Martino

With the exception of a brief setback in the weeks leading up to the Federal Reserve Board's March rate increase, U.S. fixed-income markets enjoyed relatively smooth sailing throughout Putnam Intermediate U.S. Government Income Fund's 1997 fiscal year. Although economic growth was consistently strong, inflation failed to materialize. Even the threat of rising prices, a source of constant worry in the first few weeks of 1997, appeared to have faded from investors' minds by midyear.

Your fund navigated both tides of investor sentiment this year, ending the 12-month period through November 30, 1997, with a 5.98% return at net asset value for its class A shares. At public offering price, the fund's class A shares returned 2.63%. For more performance information, including returns for other share classes, please see pages 8 through 10.

*DEFENSIVE POSTURE MAINTAINED THROUGH YEAR'S END

With an intermediate-term orientation, the fund naturally limits its sensitivity to changes in interest rates. One important way we try to further this is by keeping portfolio duration between 2.5 and 4 years. A widely used tool for investment professionals, duration (expressed in years) measures interest-rate sensitivity and is managed by altering a portfolio's mix of securities. Basically the shorter the duration, the less a fund's net asset value will be adversely affected by an increase in rates. On the flip side, a shorter duration limits a fund's participation in market rallies and, consequently, dampens its appreciation potential.

In the first few months of the fiscal year, the case for inflation's return appeared to be a convincing one. Bond investors dislike inflation because it means the fixed payments of interest from the bonds they hold will buy less in the future. So the combination of strong economic growth, low levels of unemployment, and factories running at full tilt -- all traditional harbingers of inflation -- produced a rather negative investor sentiment and heightened volatility in the markets.

Toward the latter part of the fiscal year, we pared the fund's duration to roughly 2.8 years, indicating a defensive outlook. In doing so, we increased the fund's cash position to roughly 17% of net assets while concentrating investments in the 10-year maturity range. This is what we call a barbell strategy, since assets are concentrated on the short-term and long-term ends of the yield curve rather than in the middle. In fact, we maintained the fund's defensive posture for the remainder of the fiscal year. Our strategy was rewarded during the year as bonds in the 10-year maturity range turned in some of the government market's best performance.

*TREASURIES TAKE LEAD IN SECOND HALF

We believe the fund's flexibility to invest in a variety of government securities -- including fixed-rate mortgages, adjustable-rate mortgages, and Treasuries -- is one of its greatest competitive strengths. This year, although we had chosen to pursue a defensive strategy in terms of duration, we sought to take advantage of investment opportunities by altering the fund's mix of securities.

[GRAPHIC OMITTED: horizontal bar chart COMPARATIVE PORTFOLIO COMPOSITION]

COMPARATIVE PORTFOLIO COMPOSITION*

                                            11/30/96        11/30/97
Fixed-rate mortgage-backed securities         15.5%          13.7%

Adjustable-rate mortgage-backed securities    25.2%           1.5%

U.S. Treasury securities                      56.2%          66.8%

Cash and short-term investments                2.0%          17.3%

Footnote reads:
*Based on net assets as of 11/30/96 and 11/30/97. Composition will vary over time.

In the first half of the year, we focused investments in the mortgage sector. Mortgages typically perform better than Treasuries during times when interest rates are stable or rising. Mortgage-backed securities, such as GNMAs, carry higher yields than Treasuries in order to compensate investors for the risk of prepayment. (The premature payment of mortgage principal produces an uneven stream of income and forces investors to reinvest their money at lower prevailing rates.)

In the second half of the year, as investor confidence grew, rates came down and the risk of mortgage prepayment intensified. The prices of mortgage-backed securities suffered as a result, and in late spring we reduced the portfolio's mortgage weighting in favor of Treasuries, which tend to perform better when interest rates are heading lower. The increased Treasury position (66.8% of net assets as of fiscal year's end) provided a significant boost to the fund's return for the year.

As was mentioned in your fund's semiannual report, we began reducing the fund's adjustable-rate mortgage position in early 1997, when we suspected a rate increase was imminent. In a rising interest-rate environment, certain types of ARMs can be relative underperformers, since the lag in coupon resetting means these securities could offer less income than fixed-rate mortgages of equivalent quality. In all, we reduced the fund's adjustable-rate mortgage holdings from 25% of portfolio holdings on November 30, 1996, to nearly 2% at the end of the period.

*OUTLOOK: NOT QUITE OUT OF WOODS YET

At an annualized growth rate of 3.3% in the third quarter, economic activity in the United States continues to be above trend, or what the Fed has suggested is sustainable growth without inflation (roughly 2.5% per year). Some economists are suggesting that the crisis in Southeast Asia will put a damper on U.S. growth in the coming year. We believe this is true but expect the effect to be less significant than many are anticipating.

In our estimation, the U.S. economy continues to simmer just below the boiling point and may require another Fed-engineered increase in short-term rates before we're truly out of the woods. Until then, we expect to keep the fund's duration stance relatively defensive, seeking opportunities in sectors of the bond market that we believe will benefit from the current economic and interest-rate environment.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as 11/30/97, there is no guarantee the fund will continue to hold these securities in the future. While U.S. government backing of individual securities does not insure principal, which will fluctuate, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal. This fund includes investments in mortgage-backed securities, which are subject to prepayment risk.

[GRAPHIC OMITTED: vertical bar chart EFFECTIVE MATURITY BREAKDOWN]

EFFECTIVE MATURITY BREAKDOWN*

0-1 years        12.3%

1-5 years        42.6%

5-15 years        7.5%

15+ years        19.6%

Footnote reads:
*Based on net assets as of 11/30/97. Measures of effective maturity are derived from calculations that incorporate assumptions about prepayment rates and cash flows of mortgage-backed securities. The actual, or effective, maturities of mortgage-backed securities are frequently shorter than their stated maturities. Effective maturities and the assumptions on which they are based will vary over time.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Intermediate U.S. Government Income Fund is designed for investors seeking as high a level of current income as is consistent with preservation of capital.

TOTAL RETURN FOR PERIODS ENDED 11/30/97

                          Class A         Class B         Class M
(inception date)         (2/16/93)       (2/16/93)       (4/3/95)
                       NAV      POP     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
1 year                5.98%    2.63%   5.56%   2.56%   6.03%   3.90%
------------------------------------------------------------------------------
Life of fund         29.20    24.96   25.79   25.79   28.42   25.91
Annual average        5.49     4.76    4.91    4.91    5.36    4.93
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 11/30/97

                                          Lehman Bros.
                                         Intermediate       Consumer
                                       Govt. Bond Index    Price Index
------------------------------------------------------------------------------
1 year                                       6.28%             1.83%
------------------------------------------------------------------------------
Life of fund                                30.81             12.86
Annual average                               5.81              2.58
------------------------------------------------------------------------------
Returns for class A and class M shares reflect the current maximum initial sales charges of 3.25% and 2.00%, respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 3.00% in the first year, declines to 1% in the fourth year, and is eliminated thereafter. Returns shown for class M shares for periods prior to inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class M shares, and the higher operating expenses applicable to such shares. Returns shown for class A shares have not been adjusted to reflect payments under the class A distribution plan prior to its implementation. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data for periods before 4/10/95 do not reflect current investment policies.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 2/16/93

Plot points read:
                             Lehman Bros.
            Fund class A    Intermediate       Consumer
           shares at POP   Government Index   Price Index

2/16/93         9525            10000            10000
6/30/93         9700            10234            10091
12/31/93        9969            10465            10189
6/30/94         9717            10214            10343
12/31/94        9824            10283            10462
6/30/95        10673            11211            10657
12/31/95       11301            11765            10728
6/30/96        11274            11764            10951
12/31/96       11724            12243            11083
6/30/97        12048            12580            11202
11/30/97       12496            13081            11286

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $12,579 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $12,842 ($12,591 at public offering price). See first page of performance section for performance calculation method.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 11/30/97

                                    Class A      Class B     Class M
------------------------------------------------------------------------------
Distributions (number)                 12          12          12
------------------------------------------------------------------------------
Income                             $0.282544   $0.253313   $0.275117
------------------------------------------------------------------------------
Capital gains                          --          --          --
------------------------------------------------------------------------------
   Total                           $0.282544   $0.253313   $0.275117
------------------------------------------------------------------------------
Share value:                      NAV     POP     NAV     NAV     POP
------------------------------------------------------------------------------
11/30/96                        $4.90   $5.06   $4.90   $4.90   $5.00
------------------------------------------------------------------------------
11/30/97                         4.90    5.06    4.91    4.91    5.01
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1           6.25%   6.05%   5.64%   6.09%   5.97%
------------------------------------------------------------------------------
Current 30-day SEC yield2        5.37    5.19    4.71    5.14    5.04
------------------------------------------------------------------------------
1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 12/31/97
(most recent calendar quarter)

                               Class A         Class B         Class M
(inception date)              (2/16/93)       (2/16/93)       (4/3/95)
                             NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year                      7.49%   4.06%   6.85%   3.85%   7.31%   5.15%
------------------------------------------------------------------------------
Life of fund               30.29   26.01   26.53   26.53   29.48   26.96
Annual average              5.58    4.86    4.95    4.95    5.45    5.02
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. See first page of performance section for performance calculation method.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 3.25% sales charge for class A shares and 2.00% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 3% maximum during the first year to 1% during the fourth year. After the fourth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Intermediate Government Bond Index is composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities between one and 9.9 years. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


Report of independent accountants
For the fiscal year ended November 30, 1997

To the Trustees and Shareholders of
Putnam Intermediate U.S. Government Income Fund

We have audited the accompanying statement of assets and liabilities of Putnam Intermediate U.S. Government Income Fund, including the portfolio of investments owned, as of November 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Intermediate U.S. Government Income Fund as of November 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                  Coopers & Lybrand L.L.P
Boston, Massachusetts
January 14, 1998



Portfolio of investments owned
November 30, 1997


U.S. GOVERNMENT AND AGENCY OBLIGATIONS (82.0%) *
PRINCIPAL AMOUNT                                                                                       VALUE
U.S. Government Agency Mortgage Pass-Through Certificates (15.2%)
------------------------------------------------------------------------------------------------------------
$     2,997,122  Federal Home Loan Mortgage Corp. 7 1/2s, August 1, 2007                     $     3,066,416
                 Federal National Mortgage Association
        114,734    11 1/4s, October 1, 2010                                                          130,654
        601,301    8s, May 1, 2013                                                                   613,441
                 Federal National Mortgage Association Adjustable Rate
                   Mortgage (ARM)
         30,894    7.275s, May 1, 2016                                                                31,532
        293,621    6.069s, with due dates from November 1, 2024 to July 1, 2026                      292,800
                 Government National Mortgage Association
     37,671,213    8 1/2s, with due dates from March 15, 2026 to
                   October 15, 2027                                                               39,443,226
      1,882,994    7 1/2s, with due dates from March 15, 2026 to
                   December 15, 2026                                                               1,920,655
      4,617,344  Government National Mortgage Association Adjustable Rate
                   Mortgage (ARM) 6s, July 20, 2026                                                4,716,202
                                                                                              --------------
                                                                                                  50,214,926
U.S. Treasury Obligations (66.8%)
------------------------------------------------------------------------------------------------------------
      2,000,000  U.S. Treasury Bonds 6s, February 15, 2026                                         1,968,440
                 U.S. Treasury Notes
     30,000,000    8 1/4s, July 15, 1998                                                          30,468,600
     10,000,000    8 1/8s, February 15, 1998                                                      10,050,000
     10,000,000    8s, May 15, 2001                                                               10,660,900
     15,000,000    6 1/2s, October 15, 2006                                                       15,597,600
     21,435,000    6 1/8s, August 15, 2007                                                        21,846,981
     50,000,000    6s, July 31, 2002                                                              50,289,000
     50,000,000    5 7/8s, September 30, 2002                                                     50,031,000
      5,000,000    5 7/8s, July 31, 1999                                                           5,005,450
     25,000,000    5 3/4s, October 31, 2002                                                       24,894,500
                                                                                              --------------
                                                                                                 220,812,471
                                                                                              --------------
                 Total U.S. Government and Agency Obligations
                   (cost $270,197,927)                                                        $  271,027,397

SHORT-TERM INVESTMENTS (17.2%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    $25,000,000  Federal Home Loan Mortgage Corp. 5.46s,
                   December 3, 1997                                                           $   24,836,958
     32,000,000  Interest in $607,352,000 joint repurchase agreement dated November 28, 1997 with UBS Securities
                   due December 1, 1997 with respect to various
                   U.S. Treasury obligations -- maturity value of
                   $32,015,200 for an effective yield of 5.70%                                    32,015,200
                                                                                              --------------
                 Total Short-Term Investments (cost $56,852,158)                              $   56,852,158
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $327,050,085) ***                                    $  327,879,555
------------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $330,466,263.

*** The aggregate identified cost on a tax basis is $327,455,554, resulting in gross unrealized appreciation and depreciation of $2,433,974 and $2,009,973, respectively, or net unrealized appreciation of $424,001.

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
November 30, 1997

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $327,050,085) (Note 1)                                                $327,879,555
---------------------------------------------------------------------------------------------------
Cash                                                                                        468,052
---------------------------------------------------------------------------------------------------
Interest receivable                                                                       4,017,830
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                      752,057
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    2,575
---------------------------------------------------------------------------------------------------
Total assets                                                                            333,120,069

Liabilities
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                1,865,479
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                428,870
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   33,206
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                11,698
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  1,141
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      117,083
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                    8,416
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      187,913
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         2,653,806
---------------------------------------------------------------------------------------------------
Net assets                                                                             $330,466,263

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                     $334,603,191
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                    (4,966,398)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                  829,470
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $330,466,263

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($135,282,562 divided by 27,588,601 shares)                                                   $4.90
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/96.75 of $4.90)*                                        $5.06
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($68,136,722 divided by 13,888,544 shares)**                                                  $4.91
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($7,157,889 divided by 1,457,216 shares)                                                      $4.91
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/98.00 of $4.91)*                                        $5.01
---------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($119,889,090 divided by 24,463,411 shares)                                                   $4.90
---------------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended November 30, 1997

Interest income:                                                                       $15,385,011
--------------------------------------------------------------------------------------------------

Expenses:
Compensation of Manager (Note 2)                                                         1,346,140
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             452,138
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           13,041
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             7,051
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      359,600
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                      541,923
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       20,670
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                               9,562
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     42,866
--------------------------------------------------------------------------------------------------
Registration fees                                                                           80,710
--------------------------------------------------------------------------------------------------
Auditing                                                                                    36,900
--------------------------------------------------------------------------------------------------
Legal                                                                                       21,190
--------------------------------------------------------------------------------------------------
Postage                                                                                      7,843
--------------------------------------------------------------------------------------------------
Other                                                                                       10,532
--------------------------------------------------------------------------------------------------
Total expenses                                                                           2,950,166
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (133,253)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             2,816,913
--------------------------------------------------------------------------------------------------
Net investment income                                                                   12,568,098
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                           827,510
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                                (425,668)
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                    401,842
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $12,969,940
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                             Year ended November 30
                                                                                      --------------------------------
                                                                                              1997                1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $ 12,568,098       $  5,563,624
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                            827,510          1,507,914
----------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                                 (425,668)          (530,704)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     12,969,940          6,540,834
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                              (7,851,870)        (3,860,962)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (3,172,610)        (1,444,592)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (264,827)          (141,936)
----------------------------------------------------------------------------------------------------------------------
    Class Y                                                                              (1,186,579)                --
----------------------------------------------------------------------------------------------------------------------
  In excess of net investment income
    Class A                                                                                      --           (370,887)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                      --           (138,769)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                      --            (13,634)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       125,105,135        122,988,914
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            125,599,189        123,558,968

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                       204,867,074         81,308,106
----------------------------------------------------------------------------------------------------------------------
End of year (including distributions in excess of
net investment income of $ -- and $172,488,
respectively)                                                                          $330,466,263       $204,867,074
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                       Feb. 16, 1993+
operating performance                                                Year ended November 30                        to Nov. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $4.90            $4.92            $4.60            $4.91            $5.00
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .28              .29              .27              .27 (b)          .21(a)(b)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                             --             (.02)             .35             (.32)            (.09)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .28              .27              .62             (.05)             .12
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.28)            (.26)            (.29)            (.24)            (.21)
------------------------------------------------------------------------------------------------------------------------------------
Return of capital                                      --               --             (.01)            (.02)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --             (.03)              --(e)            --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.28)            (.29)            (.30)            (.26)            (.21)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $4.90            $4.90            $4.92            $4.60            $4.91
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(c)                            5.98             5.71            13.85            (1.12)            2.44*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $135,283         $143,575          $57,049          $53,831          $19,088
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                            1.15             1.22             1.20             1.09(b)          1.05(b)*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            5.77             5.54             5.78             5.59(b)          3.13(b)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             188.39           367.19           383.88           351.62           309.80*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund  reflect a reduction of approximately $0.01 per share for class A and class B for the periods ended November 30, 1993 and 1994.

(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(d) The ratio of expenses to average net assets for the periods ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(e) Distributions in excess of net investment income were less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
----------------------------------------------------------------------------------------------------------------------------

                                                                                                       For the period
Per-share                                                                                               Feb. 16, 1993+
operating performance                                         Year ended November 30                       to Nov. 30
----------------------------------------------------------------------------------------------------------------------------
                                             1997             1996             1995             1994             1993
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                         $4.90            $4.92            $4.60            $4.91            $5.00
----------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                         .26              .26              .24              .24(b)           .18(a)(b)
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                     --             (.02)             .35             (.32)            (.08)
----------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                         .26              .24              .59             (.08)             .10
----------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------
From net
investment income                            (.25)            (.24)            (.26)            (.21)            (.19)
----------------------------------------------------------------------------------------------------------------------------
Return of capital                              --               --             (.01)            (.02)              --
----------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                              --             (.02)              --(e)            --               --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                          (.25)            (.26)            (.27)            (.23)            (.19)
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                               $4.91            $4.90            $4.92            $4.60            $4.91
----------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(c)                    5.56             5.08            13.17            (1.71)            1.95*
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                            $68,137          $56,889          $23,201          $21,243           $4,317
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                    1.75             1.80             1.81             1.69(b)           .67(b)*
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                    5.16             4.94             5.17             4.98(b)          3.53(b)*
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     188.39           367.19           383.88           351.62           309.80*
----------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund  reflect a reduction of approximately $0.01 per share for class A and class B for the periods ended November 30, 1993 and 1994.

(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(d) The ratio of expenses to average net assets for the periods ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(e) Distributions in excess of net investment income were less than $0.01 per share.





Financial highlights
(For a share outstanding throughout the period)

CLASS M
----------------------------------------------------------------------------------------------------------------

                                                                                           For the period
Per-share                                                               Year ended           Apr. 3, 1995+
operating performance                                                   November 30            to Nov. 30
----------------------------------------------------------------------------------------------------------------
                                                                   1997             1996             1995
----------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                               $4.90            $4.93            $4.68
----------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------
Net investment income                                               .28              .27              .12(a)
----------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                          .01             (.02)             .32
----------------------------------------------------------------------------------------------------------------
Total from
investment operations                                               .29              .25              .44
----------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------
From net
investment income                                                  (.28)            (.26)            (.18)
----------------------------------------------------------------------------------------------------------------
Return of capital                                                    --               --             (.01)
----------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                    --             (.02)              --(e)
----------------------------------------------------------------------------------------------------------------
Total distributions                                                (.28)            (.28)            (.19)
----------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                     $4.91            $4.90            $4.93
----------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(c)                                          6.03             5.33             9.63*
----------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                   $7,158           $4,404           $1,058
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                                          1.30             1.35              .87*
----------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                          5.55             5.28             3.37*
----------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                           188.39           367.19           383.88
----------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund  reflect a reduction of approximately $0.01 per share for class A and class B for the periods ended November 30, 1993 and 1994.

(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(d) The ratio of expenses to average net assets for the periods ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(e) Distributions in excess of net investment income were less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
---------------------------------------------------------------------------------------------------------------

                                                                                          For the period
Per-share                                                                                   Oct. 1, 1997+
operating performance                                                                         to Nov. 30
---------------------------------------------------------------------------------------------------------------
                                                                                                    1997
---------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                $4.90
---------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------
Net investment income                                                                                .05
---------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                            --
---------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                .05
---------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                   (.05)
---------------------------------------------------------------------------------------------------------------
Return of capital                                                                                     --
---------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                     --
---------------------------------------------------------------------------------------------------------------
Total distributions                                                                                 (.05)
---------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                      $4.90
---------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(c)                                                                           1.03*
---------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                  $119,889
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                                                                            .15*
---------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                            .96*
---------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                            188.39
---------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund  reflect a reduction of approximately $0.01 per share for class A and class B for the periods ended November 30, 1993 and 1994.

(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charge.

(d) The ratio of expenses to average net assets for the periods ended November 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(e) Distributions in excess of net investment income were less than $0.01 per share.




Notes to financial statements
November 30, 1997

Note 1
Significant accounting policies

Putnam Intermediate U.S. Government Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current income consistent with preservation of capital, through investments primarily in U.S. government securities.

The fund offers class A, class B, class M and class Y shares. The fund began offering class Y shares on October 1, 1997. Class A shares are sold with a maximum front-end sales charge of 3.25%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but, pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within four years of purchase. Class M shares are sold with a maximum front end sales charge of 2.00% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $250 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Management.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At November 30, 1997, the fund had a capital loss carryover of approximately $22,832,000. This amount includes approximately $21,210,000 of capital loss carryovers acquired in connection with the fund's acquisition of the net assets of Putnam Adjustable Rate U.S. Government Fund in 1996. The amount of the capital loss carryover that can be used to offset realized capital gains by the fund in any one year may be limited by the Internal Revenue Code and Regulations. To the extent that capital loss carryovers are used to offset realized capital gains, it is unlikely that gains so offset would be distributed to shareholders since any such distribution might be taxable as ordinary income.

         Loss Carryover                Expiration
       ------------------      ------------------------
          $ 7,198,000             November 30, 2000
           13,497,000             November 30, 2001
            1,622,000             November 30, 2002
              515,000             November 30, 2003

F) Distributions to shareholders The fund declares a distribution each day based upon the projected net investment income, for a specified period, calculated as if earned prorata throughout the period on a daily basis. Such distributions are recorded daily and paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These differences include temporary and permanent differences of losses on wash sale transactions, market discount, capital loss carryforwards, and paydown gains and losses on mortgage backed securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended November 30, 1997, the fund reclassified $80,276 to decrease distributions in excess of net investment income and $4,182,850 to increase paid-in-capital, with an increase to accumulated net realized losses of $4,263,126. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

G) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $49,893. These expenses are being amortized on a straight-line basis over a five-year period.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services, is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $1 billion of average net assets, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter. Prior to March 20, 1997, any amount over $1.5 billion was based on a rate 0.45%.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended November 30, 1997, fund expenses were reduced by $133,253 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $520 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 0.85% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 0.85% and 0.40% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended November 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $47,291 and $1,982 from the sale of class A and class M shares, respectively and $78,036 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended November 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received $55,374 on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended November 30, 1997, purchases and sales of U.S. government and agency obligations other than short-term investments aggregated $435,942,336 and $363,781,868, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At November 30, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Year ended
                                       November 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      33,183,898     $161,148,766
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,158,074        5,623,653
------------------------------------------------------------
                                 34,341,972      166,772,419

Shares
repurchased                     (36,082,598)    (175,289,231)
------------------------------------------------------------
Net decrease                     (1,740,626)     $(8,516,812)
------------------------------------------------------------

                                           Year ended
                                       November 30, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      21,352,359     $103,080,104
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       605,304        2,935,082
------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam
Adjustable Rate
U.S. Government
Fund                             11,771,185       57,325,670
------------------------------------------------------------
                                 33,728,848     $163,340,856

Shares
repurchased                     (15,993,455)     (77,207,708)
------------------------------------------------------------
Net increase                     17,735,393     $ 86,133,148
------------------------------------------------------------

                                           Year ended
                                       November 30, 1997
------------------------------------------------------------
Class B                             Shares            Amount
------------------------------------------------------------
Shares sold                      13,830,235      $67,106,523
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       525,298        2,552,021
------------------------------------------------------------
                                 14,355,533       69,658,544

Shares
repurchased                     (12,088,083)     (58,652,639)
------------------------------------------------------------
Net increase                      2,267,450      $11,005,905
------------------------------------------------------------

                                           Year ended
                                       November 30, 1996
------------------------------------------------------------
Class B                             Shares            Amount
------------------------------------------------------------
Shares sold                       7,669,855      $36,980,646
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       272,195        1,319,922
------------------------------------------------------------
Shares issued in
connection with
the merger of
Putnam
Adjustable Rate
U.S. Government
Fund                              4,390,784       21,383,118
------------------------------------------------------------
                                 12,332,834       59,683,686

Shares
repurchased                      (5,427,659)     (26,155,445)
------------------------------------------------------------
Net increase                      6,905,175     $ 33,528,241
------------------------------------------------------------

                                            Year ended
                                       November 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,807,401       $8,795,356
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        47,321          230,423
------------------------------------------------------------
                                  1,854,722        9,025,779

Shares
repurchased                      (1,296,199)      (6,300,796)
------------------------------------------------------------
Net increase                        558,523       $2,724,983
------------------------------------------------------------

                                           Year ended
                                       November 30, 1996
------------------------------------------------------------
Class M                             Shares            Amount
------------------------------------------------------------
Shares sold                       1,450,087       $7,026,481
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        27,541          133,380
------------------------------------------------------------
                                  1,477,628        7,159,861

Shares
repurchased                        (793,749)      (3,832,336)
------------------------------------------------------------
Net increase                        683,879       $3,327,525
------------------------------------------------------------

                                         For the period
                                        October 1, 1997
                                       (commencement of
                                         operations) to
                                       November 30, 1997
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                      26,232,360     $128,541,407
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       241,958        1,186,579
------------------------------------------------------------
                                 26,474,318      129,727,986

Shares
repurchased                      (2,010,907)      (9,836,927)
------------------------------------------------------------
Net increase                     24,463,411     $119,891,059
------------------------------------------------------------

Note 5
Acquisition of Putnam Adjustable
Rate U.S. Government Fund

On November 11, 1996, the fund issued 11,771,185 and 4,390,784 of class A and class B shares, respectively to the shareholders of Putnam Adjustable Rate U.S. Government Fund to acquire that fund's net assets in a tax-free exchange approved by the shareholders. The net assets of the fund and Putnam Adjustable Rate U.S. Government Fund on November 8, 1996, valuation date, were $124,349,453 and $78,708,788 respectively. On November 11, 1996, Putnam
Adjustable Rate U.S. Government Fund had unrealized appreciation of $345,189.

The aggregate net assets of the fund immediately following the acquisition were $203,058,241.

Federal tax information
(Unaudited)

The form 1099 you receive in January 1998 will show the tax status of all distributions paid to your account in calendar 1997.

Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

William J. Curtin
Vice President

Alan Bankart
Vice President

Michael Martino
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Intermediate U.S. Government Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

AN036-36877-398/428/674   1/98